Consolidated Statements of Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Noncontrolling Interest
Beginning Balance at Dec. 31, 2010	$ (3,444)	$ 0	$ (3,745)	$ (110)	$ (13)	$ 441	$ (17)
Beginning Balance, Shares at Dec. 31, 2010		252,000,000				29,000,000
Increase (Decrease) in Stockholders' Equity
Exercise of stock options, value	(8)		(8)			0
Exercise of stock options, shares	1,068,934	1,000,000				0
Treasury stock repurchased, value	(86)					(86)
Deferred Tax Expense from Stock Options Exercised	6
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt	13		13
Treasury stock repurchased, shares						5,000,000
Tax benefit associated with stock based compensation	6		6
Issuance of restricted stock		2,000,000				0
Stock Issued During Period, Value, Restricted Stock Award, Gross	(27)	0				(5)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(1)
Other comprehensive earnings - unrealized gain on investments and other financial insruments	(3)				(3)
Other comprehensive earnings - unrealized loss on investments in unconsolidated affiliates	(6)				(6)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(1)				(1)
Other comprehensive earnings - unrealized gain on foreign currency translation and cash flow hedging	(6)
Stock-based compensation cost	27
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax					(10)
Stock-based compensation	10		(27)
Contributions to noncontrolling interests	(5)						0
Purchase of noncontrolling interest	(106)						0
Cash dividends declared	(4)			(106)
Subsidiary dividends paid to noncontrolling interests	(379)						(4)
Net earnings (loss)	379			369			10
Net earnings (loss) attributable to Fidelity National Financial, Inc. common shareholders	369
Net Income (Loss) Attributable to Noncontrolling Interest	10
Ending Balance at Dec. 31, 2011	(3,656)	0	(3,799)	(373)	7	532	(23)
Ending Balance, Shares at Dec. 31, 2011		255,000,000				34,000,000
Increase (Decrease) in Stockholders' Equity
Exercise of stock options, value	(91)		(154)			(63)
Exercise of stock options, shares	12,358,474	12,000,000				3,000,000
Adjustments to Additional Paid in Capital, Other	11		11
Treasury stock repurchased, value	(38)					(38)
Deferred Tax Expense from Stock Options Exercised	31
Treasury stock repurchased, shares						2,000,000
Tax benefit associated with stock based compensation	31		31
Issuance of restricted stock		1,000,000				1,000,000
Stock Issued During Period, Value, Restricted Stock Award, Gross	(25)	0				(25)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent							(7)
Other comprehensive earnings - unrealized gain on investments and other financial insruments	29				29
Other comprehensive earnings - unrealized loss on investments in unconsolidated affiliates	23				23
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	6				6		5
Other comprehensive earnings - unrealized gain on foreign currency translation and cash flow hedging	11				0
Stock-based compensation cost	27
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(9)				8		(1)
Stock-based compensation	(7)		(23)				(4)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Issuance of Equity by Subsidiary to Noncontrolling Interests							462
Cash dividends declared	(131)			(131)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Net	(462)
Subsidiary dividends paid to noncontrolling interests	(12)						(12)
Net earnings (loss)	612			607			5
Net earnings (loss) attributable to Fidelity National Financial, Inc. common shareholders	607
Net Income (Loss) Attributable to Noncontrolling Interest	5
Ending Balance at Dec. 31, 2012	(4,749)	0	(4,018)	(849)	(59)	658	(481)
Ending Balance, Shares at Dec. 31, 2012		268,000,000				40,000,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0
Increase (Decrease) in Stockholders' Equity
Equity offering, shares	19,837,500	20,000,000
Exercise of stock options, value	(61)		(61)			0
Exercise of stock options, shares	3,267,937	3,000,000				0
Adjustments to Additional Paid in Capital, Other	511		511
Treasury stock repurchased, value	(34)					(34)
Deferred Tax Expense from Stock Options Exercised	17
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt			0
Stock Issued During Period, Shares, Other		0
Treasury stock repurchased, shares						1,000,000
Tax benefit associated with stock based compensation	17	0	17	0	0
Issuance of restricted stock		1,000,000				1,000,000
Stock Issued During Period, Value, Restricted Stock Award, Gross	(15)	0				(15)
Other comprehensive earnings - unrealized gain on investments and other financial insruments	(29)				(29)
Other comprehensive earnings - unrealized loss on investments in unconsolidated affiliates	(15)				(15)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(2)				(2)
Other comprehensive earnings - unrealized gain on foreign currency translation and cash flow hedging	0
Stock-based compensation cost	35
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Noncontrolling Interest							2
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Noncontrolling Interest							2
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(26)				24
Stock-based compensation	(35)		(30)
Stock-based compensation attributable to noncontrolling interest							5
Contributions to noncontrolling interests	(3)		(4)				(7)
Cash dividends declared	(155)			(155)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Net	(14)		(9)				(23)
Subsidiary dividends paid to noncontrolling interests	(17)						(17)
Net earnings (loss)	419			402			17
Net earnings (loss) attributable to Fidelity National Financial, Inc. common shareholders	402
Net Income (Loss) Attributable to Noncontrolling Interest	17
Ending Balance at Dec. 31, 2013	(5,542)	0	(4,642)	(1,096)	(37)	(707)	(474)
Ending Balance, Shares at Dec. 31, 2013		292,000,000				42,000,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount	687
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	26,000,000.00
Increase (Decrease) in Stockholders' Equity
Exercise of stock options, value	(9)		(9)			0
Exercise of stock options, shares		1,000,000				0
Deferred Tax Expense from Stock Options Exercised	2		2
Other comprehensive earnings - unrealized gain on investments and other financial insruments	9				9
Other comprehensive earnings - unrealized loss on investments in unconsolidated affiliates	(6)				(6)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(3)				(3)
Other comprehensive earnings - unrealized gain on foreign currency translation and cash flow hedging	(4)
Stock-based compensation cost	12		9				3
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Noncontrolling Interest							(1)
Contributions to noncontrolling interests	1		1				0
Temporary Equity, Other Changes	687
Cash dividends declared	(50)			50
Subsidiary dividends paid to noncontrolling interests	(3)						(3)
Net earnings (loss)	(73)
Net earnings (loss) attributable to Fidelity National Financial, Inc. common shareholders	(22)
Net Income (Loss) Attributable to Noncontrolling Interest	(51)
Stock Issued During Period, Value, Acquisitions	839		839
Ending Balance at Mar. 31, 2014	$ (6,276)	$ 0	$ (5,500)	$ (1,024)	$ (37)	$ (707)	$ (422)
Ending Balance, Shares at Mar. 31, 2014		319,000,000				42,000,000